Income Taxes - Taxes Receivable (Payable) Table (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Components of Income Tax Receivable (Payable) [Line Items]
Income taxes receivable	$ 97	$ 154
Income taxes (payable)	(167)	(71)
Total net income taxes receivable (payable)	(70)	83
Accounts Receivable - Other [Member]
Components of Income Tax Receivable (Payable) [Line Items]
Income taxes receivable	46	53
Other Assets [Member]
Components of Income Tax Receivable (Payable) [Line Items]
Income taxes receivable, noncurrent	51	101
Accrued Expense [Member]
Components of Income Tax Receivable (Payable) [Line Items]
Income taxes (payable)	$ (167)	$ (71)